Related party transactions_Compensation for key management (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
Short-term employee salaries	₩ 12,326,000,000	₩ 12,024,000,000	₩ 9,523,000,000
Retirement benefit service costs	489,000,000	472,000,000	424,000,000
Total	12,815,000,000	₩ 12,496,000,000	₩ 9,947,000,000
Outstanding receivables from transaction with key management	2,816,000,000
Outstanding payables from transaction with key management	6,096,000,000
Loss allowance related to outstanding balances of transactions with key mangement personnel	0
Impairment loss (reversal of impairment loss) due to credit loss related to outstanding balances of transactions with key management personnel	₩ 0